Stock option plan (Tables)	12 Months Ended
Dec. 31, 2021
Stock option plan
Schedule of general conditions of the Group’s stock option plan

The following are the general conditions of the Group’s stock option plan:

Characteristics of the plans:			Equity-settled
	1st and 2nd Program		3rd Program	4th Program
Grant date	01/04/2020		01/04/2021	01/04/2021
Exercise Period:	6.8 years	(i)	5.8 years	5.8 years	(i)
Exercise	-	(i)	-	-	(i)
Limit date	01/01/2027	(i)	01/01/2027	01/01/2027	(i)

Activity of stock option number
(+) Total number of granted options	3,940,478		666,616	187,820
(-) Canceled options	78,360			19,900
(=) Number of options not exercised	3,862,118	(ii)	666,616	167,920	(ii)
(=) Number of outstanding options on 12/31/2021	3,862,118		666,616	167,920
(=) Number of exercisable options on 12/31/2021	1,244,994		-	-

Inputs used in the measurement
Exercise price (in reais)	9.58	(ii)	19.84	19.84	(ii)
Share price on the grant date (in reais)	21.68	(v)	21.68	21.68	(v)
Volatility (% p.a.)	24.19%	(iv)	27.73%	27.73%	(iv)
Interest rate (% p.a.)	1.53%		2.66%	2.66%
Option value (in reais)	0.48	(iii)	1.81	1.85	(iii)
Remaining average term (expected lifetime)	3.7 years	(vi)	4.3 years	4.3 years

Effects on income for the year:
Total expense attributed to the granting of options (R$)	1,846		1,275	298
Expenses incurred until December 31, 2020 (R$)	142		-	-
Expenses incurred until December 31, 2021 (R$)	668		251	48
Expenses to incur	1,036		1,024	250

Schedule of stock option program, settled in cash
	Payable in cash
Granting date	04/2020		10/2021
Exercise Period:	6.8 years	(i)	5.2 years	(i)
Exercise Date	-	(i)	-	(i)
Limit date for exercising the options	01/01/2027	(i)	01/01/2027	(i)
Total number of options granted	69,774		12,130
Liabilities carrying amount as of December 31, 2021	1,307		52

Schedule of expenses recognized in profit or loss

e.  Expenses recognized in profit or loss

	December 31, 2021	December 31, 2020	December 31, 2019
Plan in force:
Equity settled	967	142	-
Cash settled	1,318	41	-
Canceled plan	-	-	1,677
Shares granted to executives’ officers	246	751	1,522
Expenses recognized in profit or loss (note 24)	2,531	934	3,199
Other effects in shareholders’ equity	1,282	1,751	-
Total	3,813	2,685	3,199
(-) Effect of cash settled	(1,318)	(41)	-
Effect of movements in exchange rates	3	8	(29)
Total shareholders’ equity	2,498	2,652	3,170